SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	May 31, 2017	Aug. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

Subsequent to May 31, 2017 and through the date that these financials were made available, the Company had the following subsequent events:

In June 2017, we issued units consisting of an aggregate of 289,390 shares of common stock and warrants to purchase 289,390 shares of common stock, exercisable for three years from issuance at a price range of $1.66 to 2.41 per share, for aggregate gross proceeds of $493,900.

On June 15, 2017, 400,000 shares of common stock were issued for the exercise of previously issued warrants to purchase that number of shares of common stock, at an exercise price of $1.25 for proceeds of $500,000.

NOTE 7 - SUBSEQUENT EVENTS

On October 7, 2016, we issued to an employee (i) an option to purchase 1,500,000 shares of our common stock at a per share price of $0.75, which option will vest on October 7, 2017, and terminate 5 years after the vesting date and is subject to termination as specified in his employment agreement; (ii) an option to purchase 1,500,000 shares of our common stock at a per share price of $1.25, which option will vest on October 7, 2018, and terminate 5 years after the vesting date and is subject to termination as specified in his employment agreement; and (iii) an option to purchase 1,500,000 shares of our common stock at a per share price of $2.00, which option will vest on October 7, 2019, and terminate 5 years after the vesting date and is subject to termination as specified in his employment agreement.

On October 13, 2016, we sold 312,500 shares of our common stock at a purchase price of $0.80 per share, for a total of $250,000. Additionally, pursuant to that transaction, we granted to the purchaser of those shares a warrant to purchase for a period of one year an additional 312,500 shares of our common stock at a purchase price of $1.25 per share.

On October 25, 2016, we sold 312,500 shares of our common stock at a purchase price of $0.80 per share, for a total of $250,000. Additionally, pursuant to that transaction, we granted to the purchaser of those shares a warrant to purchase to for a period of one year an additional 312,500 shares of our common stock at a purchase price of $1.25 per share.

As of October 25, 2016, we entered into with ZapZorn, a California corporation (“ZapZorn”), a written media services agreement, pursuant to which ZapZorn shall create for our benefit certain media services and assist us to build our brand using ZapZorn’s relationships, artistic skills and digital creativity to make a digital mark through television, web and interactive advertising. As compensation for the services to be provided by ZapZorn to us pursuant to that agreement, we have agreed to (i) pay ZapZorn a monthly fee of $2,500 for a period of six months and (ii) issue to ZapZorn 150,000 shares of our common stock valued at $1.00 per share.

On October 25, 2016, we issued 10,000 shares of our common stock at a purchase price of $0.80 per share, for a total of $8,000. Additionally, we granted to the purchaser of those shares a warrant to purchase 10,000 shares of our common stock at a purchase price of $1.25 per share.

On October 31, 2016, we entered into an agreement with Jet Midwest Group, LLC a written Services and Compensation Agreement pursuant to which Jet Midwest Group, LLC agreed to provide us with two aircrafts to enable us to complete our testing and obtain the necessary certifications for Infinitus and the equipment related thereto which shall be installed on such aircraft. Pursuant to that agreement, we issued to JetMidwest Group, LLC 1,250,000 shares of our common stock, as consideration for the services of JetMidwest Group, LLC contemplated by the provisions of that agreement.

On November 1, 2016, we issued to an employee (i) an option to purchase 1,500,000 shares of our common stock at a per share price of $0.75, which option will vest on November 1, 2017, and will terminate 5 years after the vesting date and is subject to termination as specified in his employment agreement; (ii) an option to purchase 1,500,000 shares of our common stock at a per share price of $1.25, which option will vest on November 1, 2018, and terminate 5 years after the vesting date and is subject to termination as specified in his employment agreement; and (iii) an option to purchase 1,500,000 shares of our common stock at a per share price of $2.00, which option will vest on November 1, 2019, and terminate 5 years after the vesting date and is subject to termination as specified in his employment agreement.

As of November 2, 2016, we entered into with IRTH Communications, LLC, a Nevada limited liability company (“IRTH”), a written services agreement pursuant to which IRTH shall perform for our benefit certain public relations, Internet development, communications and similar services. As compensation for the services to be provided by IRTH to us pursuant to that agreement, we have agreed to pay IRTH a monthly non-refundable retainer of $7,500. We paid the initial payment on the date of execution of that agreement. Additionally, we have agreed to pay eleven (11) subsequent monthly payments each in the amount of $7,500. Pursuant to that agreement, we have agreed to issue to IRTH and/or its assignee as a single one time retainer payment, that number of shares of our common stock which shall be valued at $100,000, determined by the average closing price of our common stock on its principal exchange for the ten (10) trading days immediately prior to the day of execution of that agreement.

On November 11, 2016, we issued to IRTH 125,000 shares of our common stock, for services.

On November 16, 2016, we entered into with Eurasian Capital, LLC, a Delaware limited liability company (“Eurasian”), a written agreement pursuant to which Eurasian will provide to us certain institutional funding and market awareness and public relation services. As compensation to Eurasian for its services provided pursuant to that agreement, we agreed to issue to Eurasian as a “commencement retainer” that number of shares of our common stock which are equal in value to $10,000, which value shall be determined by the prevailing “Bid” price of our common stock as of the day of issuance. Accordingly, on November 16, 2016, we issued to Eurasian 13,158 shares of our common stock.

On November 22, 2016, we sold 1,500,000 shares of our common stock at a purchase price of $0.80 per share, for a total of $1,200,000. Additionally, pursuant to that transaction, we granted to the purchaser of those shares a warrant to purchase for a period of one year an additional 1,500,000 shares of our common stock at a purchase price of $1.25 per share.

The Company has evaluated other subsequent events from the balance sheet date through the date the financial statements were available to be issued and has determined that there are no additional events to disclose.